COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2013	$920,563
2014	681,270
2015	486,981
2016	322,205
2017	-

Total minimum lease payments	$2,411,019